Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

Convertible Notes Payable

During the six months ended June 30, 2022, two Directors, an affiliate of one of such Directors and one Executive Officer invested in $1.2 million of the Convertible Notes issued. In connection with the payment of interest on the Convertible Notes, 1,350 shares were issued to two Directors and an affiliate of one of the Directors. The Executive Officer resigned in June 2022 and the two directors resigned in March 2023.

One Convertible Note holder, Mr. Ken Jisser, joined our Board of Directors on March 9, 2023. Mr. Jisser is the Founder and Chief Executive Officer of The Pipeline Group, Inc. (“TPG”), a technology-enabled services company that assists the Company with pipeline generation. On June 6, 2023, the Company entered into a services agreement with TPG. The agreement provides that TPG assist in providing outsourced sales including business development resources for outbound calling, provide support for automated dialing technology, classify customer data and other sales related services. In consideration of the services, the Company will pay TPG $47,000 per month during a one-year term.

On May 23, 2023, pursuant to an Exchange Agreement, Mr. Jisser converted $100,000 of convertible notes payable and accrued interest of $1,463 into 24,628 shares of common stock.

On May 23, 2023, pursuant to an Exchange Agreement, Mr. Stephen J. Garchik, who is a shareholder of the Company, converted $1,000,000 of convertible notes payable and $14,625 of accrued interest into 264,831 and 3,874 shares of common stock, respectively. As a result of such exchange, the issuance of shares in satisfaction of the Credit Facility referred to below and the purchase of additional shares of common stock in May 2023, (See Note 8 “Shareholders’ Equity”), Mr. Garchik is now a holder of more than 10% of the outstanding shares of the Company’s common stock.

See Note 6 “Convertible Notes Payable” and Note 8 “Shareholders’ Equity”.

Issuance of Common Stock

One Director and two Executive Officers invested $0.2 million in the common stock offering in the six months ended June 30, 2022. The Director and Officers resigned during the March 2023.

On May 23, 2023, Messrs. Rhoniel Daguro, Ken Jisser, Michael Thompson, members of the Company’s Board of Directors and Joseph Trelin, the Chairman of the Board, each purchased 12,500 shares of Company’s common stock at a price of $50,000.

Credit Facility

On March 21, 2022 the Company entered into the Original Facility Agreement with an accredited investor Mr. Stephen Garchik, who is both a current shareholder of the Company and a Note Investor, pursuant to which the accredited investor agreed to provide a $10.0 million unsecured standby line of credit facility that will rank behind the Convertible Notes and may be drawn down in several tranches, subject to certain conditions described in the Original Facility Agreement. Pursuant to the Original Facility Agreement, the Company agreed to pay Mr. Garchik the Facility Commitment Fee of 12,500 shares of our common stock upon the effective date of the Original Facility Agreement. Upon request by Mr. Garchik and until the full amount due under the Original Agreement is repaid in full, the Company agreed to provide for the nomination of one designee specified in writing by Garchik for appointment to our board directors and for subsequent election to our board of directors and to recommend such nominee for election to our board of directors. On April 18, 2022, Joseph Trelin, as Garchik’s designee under the Original Facility Agreement, was appointed as a member of the Board of Directors of the Company. By virtue of such right of nomination Mr. Garchik considered himself a “director by deputization”.

As described in Note 5 “Working Capital Facility”, the Original Facility Agreement was amended and restated effective March 6, 2023 pursuant to which amendment the amount of the facility was reduced to $3.6 million, an initial advance of $900,000 was made and subsequent advances under the A&R Facility Agreement are subject to various conditions including the granting of a security interest over substantially all the Company’s assets. Under the A&R Facility Agreement Garchik had a one-time right for the nomination of four designees specified in writing by Garchik for appointment to our board of directors. On March 9, 2023 Rhoniel Daguro, Ken Jisser, Michael Thompson and Thomas Szoke as Garchik’s designees under the A&R Facility Agreement, were appointed as members of the Board of Directors of the Company.

On May 25, 2023, the Company and Mr. Garchik agreed to cancel the Initial Promissory Note, terminated the A&R Facility Agreement and Guaranty and satisfied and offset the outstanding balance of the Note in the principal amount of $900,000 and $29,250 accrued and unpaid interest with the purchase price of 245,634 and 7,983 shares of common stock, respectively. See Note 5 “Working Capital Facility” and Note 8 “Shareholders’ Equity”.

Executive Officers’ Agreements

Effective March 23, 2023, Mr. Thomas Thimot resigned as the Company’s Chief Executive Officer.

On March 23, 2023, the Company and Rhoniel A. Daguro, a director of the Company, entered an Offer Letter pursuant to which Mr. Daguro agreed to serve as Chief Executive Officer of the Company in consideration of an initial annual salary of $400,000. Mr. Daguro will be eligible for an annual target bonus of up to $375,000 based on performance milestones. For the period ending March 31, 2024, a bonus amount of $75,000 shall be payable upon the Company achieving increments of $1,000,000 in total contract value of all customer agreements less claw backs (“Bookings”) up to an aggregate of $5,000,000 in Bookings. For subsequent years, Mr. Daguro and the Compensation Committee of the Board will mutually agree as to the performance targets to be achieved, to earn the annual bonus. On April 10, 2023, the Company provided Mr. Daguro with an initial grant of options to purchase 306,875 shares of common stock at the exercise price of $3.176 per share for a period of ten years vesting subject to achievement of performance and service conditions. On June 28, 2023, the Company made an additional grant of options to Mr. Daguro to acquire 183,125 shares of common stock at the exercise price of $5.48 for a period of ten years vesting subject to achievement of performance and service conditions.

The employment of Mr. Daguro is at will and may be terminated at any time, with or without formal cause. The Company also entered an Executive Retention Agreement with Mr. Daguro, pursuant to which the Company agreed to provide specified severance and bonus amounts and to accelerate the vesting on his equity awards upon termination upon a change of control or an involuntary termination, as each term is defined in the agreement. In the event of a termination upon a change of control or an involuntary termination, Mr. Daguro is entitled to receive an amount equal to 100% of his base salary, the actual bonus earned but unpaid for the previous year and any bonus that was earned but unpaid prior to the termination date. Further, upon termination upon a change of control or an involuntary termination, the Company will reimburse Mr. Daguro for the cost of continuation of health coverage for Mr. Daguro and his eligible dependents pursuant to COBRA until the earlier of 12 months following the termination date, the date Mr. Daguro and his dependents are eligible for health coverage from a new employer or the date Mr. Daguro and his eligible dependents are no longer eligible for COBRA.

Effective June 17, 2022 Stuart Stoller resigned as Chief Financial Officer of the Company. In connection with his retirement, the Board of Directors approved the vesting of approximately 15,278 stock options which were unvested as of June 17, 2022. Additionally, the Board of Directors approved a consulting arrangement for Mr. Stoller to provide transitional services.

On April 25, 2022, Hang Pham and the Company entered an Offer Letter pursuant to which Ms. Pham agreed to serve as Chief Financial Officer with a planned employment date commencing June 20, 2022. Ms. Pham receives an annual salary of $275,000. The Company agreed to provide a bonus of 40% of the base salary based on achievement of performance milestones, calculated and payable in accordance with the corporate milestones approved by the Board for the year 2022. For subsequent fiscal years the bonus shall be subject to performance targets to be mutually agreed with the Compensation of the Board. In addition, Ms. Pham received a signing bonus in the amount of $25,000, which is fully refundable to the Company if Ms. Pham leaves her employment voluntarily or is terminated for cause prior to the first anniversary of the commencement of employment. Upon commencing employment, Ms. Pham was granted an option to acquire 43,750 shares of common stock at an exercise price of $19.28 with an exercise period of ten years subject to certain performance and market vesting requirements. On May 11, 2023, the Company entered a Retention Agreement with Ms. Pham, pursuant to which the Company agreed to provide specified retention bonus amounts subject to certain performance conditions in the aggregate amount of up to $240,625 and to accelerate the vesting on her equity awards upon termination. This Agreement replaces the previous Executive Retention Agreement dated April 25, 2022, which was terminated and a release granted in relation thereto.

On April 12, 2023, the Company entered an Offer Letter with Thomas R. Szoke, a director of the Company, pursuant to which Mr. Szoke agreed to serve as Chief Technology Officer in consideration of an initial annual salary of $250,000. Mr. Szoke received an initial signing bonus of $20,833 and will be eligible for an annual target bonus of up to $200,000 based on performance milestones. For the period ending March 31, 2024, a bonus amount of $40,000 shall be payable upon our company achieving increments of $1,000,000 in total contract value of all customer agreements less claw backs (“Bookings”) up to an aggregate of $5,000,000 in Bookings. For subsequent years, Mr. Szoke and the Compensation Committee of the Board will mutually agree as to the performance targets to be achieved, to earn the annual bonus. The vesting criteria of Mr. Szoke’s Stock Options to acquire 12,500 shares of common stock previously granted to Mr. Szoke on March 14, 2023 (the “Original Grant”) were amended pursuant to an Amended and Restated Stock Non-Statutory Option Agreement providing for vesting subject to achievement of performance and service conditions. All other terms of the Original Grant were not changed. On June 28, 2023, the Company made an additional grant of options to Mr. Szoke to acquire 50,000 shares of common stock at the exercise price of $5.48 per share for a period of ten years vesting subject to achievement of performance and service conditions.

The employment of Mr. Szoke is at will and may be terminated at any time, with or without formal cause. The Company also entered an Executive Retention Agreement with Mr. Szoke, pursuant to which the Company agreed to provide specified severance and bonus amounts and to accelerate the vesting on his equity awards upon termination upon a change of control or an involuntary termination, as each term is defined in the agreement. In the event of a termination upon a change of control or an involuntary termination, Mr. Szoke is entitled to receive an amount equal to 100% of his base salary, the actual bonus earned but unpaid for the previous year and any bonus that was earned but unpaid prior to the termination date. Further, upon termination upon a change of control or an involuntary termination, the Company will reimburse Mr. Szoke for the cost of continuation of health coverage for Mr. Szoke and his eligible dependents pursuant to COBRA until the earlier of 12 months following the termination date, the date Mr. Szoke and his dependents are eligible for health coverage from a new employer or the date Mr. Szoke and his eligible dependents are no longer eligible for COBRA.

Board of Directors

Messrs. Thomas Thimot, Phillip L. Kumnick, Philip R. Broenniman, Michael A. Gorriz and Ms. Neepa Patel tendered their resignations from the Board of Directors of the Company on March 9, 2023. The Board of Directors appointed Joseph Trelin to the Company’s Compensation and Audit Committees. On March 9, 2023, the Board of Directors appointed Rhon Daguro, Ken Jisser, Michael Thompson and Thomas Szoke as additional directors of the Company and reduced the size of the Board of Directors from 8 directors to 7 directors. The Company granted Messrs. Jisser, Thompson and Szoke 12,500 options each at the exercise price of $2.64 per share.

On March 16, 2023, the Company appointed Joseph Trelin as the Chairman of the Board, Michael Koehneman as Chairman of the Governance Committee and appointed Michael Thompson to the Company’s Compensation and Governance Committees.

On June 28, 2023, the Company granted 15,625 options each at the exercise price of $5.48 per share to Messrs. Joseph Trelin, Michael Koehneman and Ms. Jacqueline White and 3,125 options each at the exercise price of $5.48 to Messrs. Jisser and Thompson, in accordance with the Company’s compensation policy for non-employee directors. Each such option vests over a period of twelve months.

NOTE 8 – RELATED PARTY TRANSACTIONS

2022 Transactions

Convertible Notes Payable

During the year ended December 31, 2022, two Directors, an affiliate of one of such Directors and one Executive Officer invested in $1.2 million of the Convertible Notes issued. See Note 7. In connection with the payment of interest on the Convertible Notes, 2,596 shares were issued to two Directors and an affiliate of one of the Directors.

Issuance of Common Stock

Two Directors and one Executive Officer invested $0.2 million in the common stock offering during the year ended December 31, 2022. See Note 9.

Credit Facility

On March 21, 2022 the Company entered into a Credit Facility with an accredited investor Mr. Stephen Garchik, who is both a current shareholder of the Company and a Note Investor, pursuant to which the accredited investor agreed to provide a $10.0 million unsecured standby line of credit facility that will rank behind the Convertible Notes and may be drawn down in several tranches, subject to certain conditions described in the Credit Facility. Pursuant to the Credit Facility, the Company agreed to pay the Lender the Facility Commitment Fee of 12,500 shares of our common stock upon the effective date of the Facility Agreement. Upon request by Mr. Garchik and until the full amount due under the Credit Facility is repaid in full, the Company will provide for the nomination of one designee specified in writing by Garchik for appointment to our board of directors and for subsequent election to our board of directors and to recommend such nominee for election to our board of directors. On April 18, 2022, Joseph Trelin, as Garchik’s designee under the Credit Facility, was appointed as a member of the Board of Directors of the Company. By virtue of such right of nomination Mr. Garchik considers himself a “director by deputization”.

As described in the Subsequent Events (see Note 1), the Credit Facility was amended and restated effective March 6, 2023 pursuant to which amendment the amount of the facility was reduced to $3.6 million, an initial advance of $900,000 was made and subsequent advances under the Credit Facility are subject to various conditions including the granting of a security interest over substantially all the Company’s assets.

Executive Officers

On April 25, 2022, Stuart Stoller indicated his intention to resign as Chief Financial Officer of the Company in connection with his planned retirement. The resignation and retirement were effective date of June 17, 2022 at which time Annie Pham was appointed Chief Financial Officer in his place. In connection with his retirement, the Board of Directors approved the vesting of approximately 15,278 stock options which were unvested as of June 17, 2022. Additionally, the Board of Directors approved a consulting arrangement for Mr. Stoller to provide transitional services on an as needed basis.

On April 25, 2022, Ms. Pham and the Company entered into an Offer Letter pursuant to which Ms. Pham agreed to serve as Chief Financial Officer commencing June 20, 2022. Ms. Pham receives an annual salary of $275,000. The Company agreed to provide a bonus of 40% of the base salary (pro rated for 2022) based on achievement of performance milestones, calculated and payable in accordance with the corporate milestones approved by the Board for the year 2022. For subsequent fiscal years the bonus shall be subject to performance targets to be mutually agreed with the Compensation Committee of the Board. In addition, Ms. Pham received a signing bonus in the amount of $25,000, which is fully refundable to the Company if Ms. Pham leaves her employment voluntarily or is terminated for cause prior to the first anniversary of the commencement of employment. Upon commencing employment, Ms. Pham was granted an option to acquire 43,750 shares of common stock at an exercise price of $19.28 and an exercise period of ten years subject to certain performance vesting requirements. In December 2022, Ms. Pham was granted an option to acquire 7,500 shares of common stock at an exercise price of $6.32 which will vest on December 31, 2023 with an exercise period of ten years.

Board of Directors

In April 2022, the Company appointed Joe Trelin as an additional independent director. The Company granted Mr. Trelin options to acquire 12,613 shares of common stock or a total of $270,000 at an exercise price of $25.04 per share for a term of ten years that vest one third per year after each Annual Meeting.

In September 2022 the Company granted additional options to acquire 4,375 shares of common stock each at an exercise price of $24.24 per share, to each of the non-employee Directors, by way of annual compensation under the Company’s compensation policy for non-employee directors, which vest monthly over a one-year-period.

2021 Transactions

Sale of Common Stock

On August 26, 2021, the Company completed the Offering of 205,357 shares of its common stock at a public offering price of $56.00 per share, including 26,786 shares sold upon full exercise of the underwriter’s option to purchase additional shares, for gross proceeds of approximately $11.5 million. Two executive officers and three members of the Board of Directors participated in the offering and purchased approximately $163,000 of common shares.

Convertible Notes Payable

See discussion in Note 7 regarding the $662,000 Stern Trust Note.

Additionally, Theodore Stern and Herbert Selzer (also a former member of the Board of Directors until June 9, 2021) provided conversion notices for their respective 2020 Notes converting the principal, repayment premium and interest in the amount of approximately $256,000 into approximately 5,125 shares of common stock.

Executive Officers

On June 14, 2021, Phillip L. Kumnick resigned as Chief Executive Officer of authID. Inc and Thomas L. Thimot was appointed Chief Executive Officer in his place. Further, Philip R. Broenniman resigned as President and Chief Operating Officer and Cecil N. Smith III (Tripp) was appointed President and Chief Technology Officer. In May 2021 the Company granted to each of Mr. Kumnick and Mr. Broenniman options (the “May 2021 Options”) to acquire a total of 145,834 shares of common stock at an exercise price of $57.60 per share for a term of ten years that vest upon the achievement of certain market capitalization thresholds, or performance conditions. In November 2021 Mr. Kumnick and Mr. Broenniman agreed to cancel 37,500 and 25,000, respectively, of these stock options in consideration of removing certain service conditions.

Mr. Thomas Thimot and Mr. Cecil Smith, became employed by the Company as Chief Executive Officer and President and Chief Technology Officer effective June 14, 2021. Mr. Thimot and the Company entered into an Offer Letter pursuant to which Mr. Thimot will earn an annual salary of $325,000 with a bonus target at 50% of the base salary (pro-rated for 2021) upon terms to be agreed with the Compensation Committee for 2021 and on the understanding that the 2022 target will include a requirement of the Company achieving three times the annual revenue of 2021. Additionally, Mr. Thimot was granted an option to acquire 150,000 shares of common stock at an exercise price of $62.40 per share for a term of ten years of which half of the options vest monthly over four years and the balance is subject to certain performance vesting requirements. Mr. Thimot resigned effective upon the appointment of Mr. Daguro as Chief Executive Officer on March 23, 2023.

On June 14, 2021, Mr. Smith and the Company entered an into an Offer Letter pursuant to which Mr. Smith will earn an annual salary of $275,000 with a bonus target at 50% of the base salary (pro-rated for 2021) upon terms to be agreed with the Compensation Committee for 2021. In addition, Mr. Smith will receive a bonus of $50,000 after 90 days of service. Additionally. Mr. Smith was granted an option to acquire 75,000 shares of common stock at an exercise price of $62.40 per share for a term of ten years of which half of the options vest monthly over four years and the balance is subject to certain performance vesting requirements. On February 15, 2023, Mr. Smith ceased to be an employee, and the President and Chief Technology Officer of the Company.

Board of Directors

On June 9, 2021 Theodore Stern, Herbert Selzer and Thomas Szoke resigned as directors of the Company. The size of the Board of directors was increased to seven and Dr. Michael A. Gorriz, Michael L. Koehneman, Sanjay Puri, Mr. Thimot and Jacqueline L. White were appointed as additional directors of the Company. Messrs. Stern, Selzer and Szoke did not advise the Company of any disagreement with the Company on any matter relating to its operations, policies or practices. Mr. Szoke continued with the Company as Chief Solutions Architect until December 1, 2021 and entered an agreement with the Company in lieu of his Executive Retention Agreement in which he will receive $305,000 equally on a monthly basis for twelve months.

The Company granted each of the four new Directors appointed in June 2021 stock options to acquire 7,813 shares of common stock or a total of 31,250 at an exercise price of $62.40 per share for a term of ten years that vest one third per year after each Annual Meeting. The Company granted the previously serving Directors stock options to acquire 11,684 common shares that were vested upon grant as the services were previously rendered. The stock options were granted in lieu of other forms of Director Compensation. The Company also granted Mr. Selzer and Mr. Stern 2,799 stock options to acquire common shares for service in 2021 prior to their resignation as Directors. Upon their resignation as Directors in June 2021, 1,749stock options were vested and the balance was cancelled.

Additionally, the Company appointed another Director in November 2021 and granted stock options to acquire 3,647 shares of common stock that vest one third a year after each Annual Meeting beginning in 2022. One of the Directors appointed in June did not stand for reelection to the Board of Directors in December 2021 and forfeited 5,209 stock options. In December 2021, the Company granted additional options to acquire 1,280 shares of common stock each to five of the non-employee Directors by way of annual compensation under the Company’s compensation policy for non-employee directors and which vest monthly over a one-year-period.

Other

In 2021, the Company and Progress Partners Inc. (“Progress”) modified their Business Advisory Agreement dated May 6, 2020 (“Progress Agreement”). The amended Progress Agreement provides for Progress to undertake continuing business development activities for the Company, for which the Company paid Progress $350,000. Additionally, the Company paid Progress, another $115,000 for additional consulting services. Mr. Puri, a former Director of the Company from June 9, to December 29, 2021 is an employee and Managing Director of Progress but is not a principal shareholder nor an executive officer of Progress.